Intangible assets, net (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, net
Amortization expenses for intangible assets	67,731,468	59,366,824	47,793,828